Notes Payable (Details Narrative) - USD ($)					12 Months Ended
	Jul. 11, 2022	Jul. 01, 2021	Feb. 12, 2021	Apr. 27, 2020	Jul. 31, 2022		Jul. 31, 2021	Jan. 31, 2023	[1]	Nov. 25, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Interest Rate, Effective Percentage										10.00%
Loan amount forgiven			$ 952,744
Accrued interest			$ 8,046
Gain on extinguishment of debt							$ 960,790
Accrued interest rate										10.00%
Debt principal amount					936,558	[1]	1,234,133	$ 379,535
Paycheck Protection Program [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of loan				2 years
Debt principal amount				$ 952,744
Debt description				Interest accrued at 1% per year, effective on the date of initial disbursement.
Debt Instrument, Interest Rate, Effective Percentage				1.00%
Finance Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt principal amount					936,558
Finance Agreement [Member] | AFCO Premium Credit LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt principal amount	$ 1,027,986	$ 1,355,919
Accrued interest rate	5.248%	2.894%
Number of monthly payments	eleven monthly payments	eleven monthly payments
Monthly payments amount	$ 95,923	$ 125,056
Debt principal amount					$ 0		$ 1,234,133

[1]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.